Schedule of Investments(a)
Invesco ESG NASDAQ 100 ETF (QQMG)
November 30, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.91%
Communication Services-12.94%
Activision Blizzard, Inc.	795	$58,791
Alphabet, Inc., Class A(b)	2,772	279,944
Alphabet, Inc., Class C(b)	2,849	289,031
Baidu, Inc., ADR (China)(b)	169	18,353
Charter Communications, Inc., Class A(b)	104	40,694
Comcast Corp., Class A	3,237	118,604
Electronic Arts, Inc.	398	52,051
Match Group, Inc.(b)	277	14,005
Meta Platforms, Inc., Class A(b)	741	87,512
NetEase, Inc., ADR (China)	196	13,940
Netflix, Inc.(b)	510	155,820
Sirius XM Holdings, Inc.(c)	4,358	28,284
T-Mobile US, Inc.(b)	843	127,681
		1,284,710
Consumer Discretionary-10.46%
Airbnb, Inc., Class A(b)	279	28,497
Amazon.com, Inc.(b)	2,886	278,615
Booking Holdings, Inc.(b)	34	70,701
Dollar Tree, Inc.(b)	269	40,428
eBay, Inc.	607	27,582
JD.com, Inc., ADR (China)	298	17,040
Lucid Group, Inc.(b)(c)	678	6,875
lululemon athletica, inc.(b)	141	53,624
Marriott International, Inc., Class A	284	46,959
MercadoLibre, Inc. (Brazil)(b)	44	40,963
O’Reilly Automotive, Inc.(b)	83	71,757
Pinduoduo, Inc., ADR (China)(b)	244	20,018
Ross Stores, Inc.	406	47,774
Starbucks Corp.	840	85,848
Tesla, Inc.(b)	1,039	202,293
		1,038,974
Consumer Staples-6.87%
Costco Wholesale Corp.	339	182,806
Keurig Dr Pepper, Inc.	1,285	49,691
Kraft Heinz Co. (The)	278	10,939
Mondelez International, Inc., Class A	1,072	72,478
Monster Beverage Corp.(b)	304	31,269
PepsiCo, Inc.	1,606	297,929
Walgreens Boots Alliance, Inc.	905	37,558
		682,670
Health Care-7.15%
Align Technology, Inc.(b)	78	15,339
Amgen, Inc.	464	132,890
AstraZeneca PLC, ADR (United Kingdom)	508	34,529
Biogen, Inc.(b)	133	40,588
DexCom, Inc.(b)	308	35,814
Gilead Sciences, Inc.	1,083	95,120
IDEXX Laboratories, Inc.(b)	77	32,792
Illumina, Inc.(b)	219	47,759
Intuitive Surgical, Inc.(b)	280	75,709
Moderna, Inc.(b)	192	33,775
Regeneron Pharmaceuticals, Inc.(b)	113	84,942
Seagen, Inc.(b)	115	13,960
Vertex Pharmaceuticals, Inc.(b)	211	66,760
		709,977
Industrials-2.53%
Cintas Corp.	104	48,025
Copart, Inc.(b)	502	33,413
CSX Corp.	2,057	67,243
	Shares	Value
Industrials-(continued)
Fastenal Co.	377	$19,419
Old Dominion Freight Line, Inc.	111	33,590
PACCAR, Inc.	205	21,712
Verisk Analytics, Inc.	151	27,740
		251,142
Information Technology-59.96%
Adobe, Inc.(b)	624	215,236
Advanced Micro Devices, Inc.(b)	1,551	120,404
ANSYS, Inc.(b)	113	28,736
Apple, Inc.	8,867	1,312,582
Applied Materials, Inc.	1,187	130,095
ASML Holding N.V., New York Shares (Netherlands)	121	73,582
Atlassian Corp., Class A(b)	156	20,522
Autodesk, Inc.(b)	249	50,286
Automatic Data Processing, Inc.	522	137,881
Broadcom, Inc.	345	190,105
Cadence Design Systems, Inc.(b)	366	62,967
Cisco Systems, Inc.	5,593	278,084
Cognizant Technology Solutions Corp., Class A	640	39,814
Crowdstrike Holdings, Inc., Class A(b)	179	21,059
Datadog, Inc., Class A(b)	261	19,779
DocuSign, Inc.(b)	207	9,743
Fiserv, Inc.(b)	668	69,712
Fortinet, Inc.(b)	795	42,262
Intel Corp.	4,529	136,187
Intuit, Inc.	324	132,059
KLA Corp.	158	62,118
Lam Research Corp.	174	82,194
Marvell Technology, Inc.	955	44,427
Microchip Technology, Inc.	242	19,164
Micron Technology, Inc.	1,201	69,238
Microsoft Corp.	5,332	1,360,406
NVIDIA Corp.	2,711	458,783
NXP Semiconductors N.V. (China)	233	40,971
Palo Alto Networks, Inc.(b)	372	63,203
Paychex, Inc.	389	48,248
PayPal Holdings, Inc.(b)	1,347	105,618
QUALCOMM, Inc.	1,272	160,895
Skyworks Solutions, Inc.	92	8,797
Splunk, Inc.(b)	174	13,516
Synopsys, Inc.(b)	196	66,550
Texas Instruments, Inc.	888	160,248
VeriSign, Inc.(b)	97	19,382
Workday, Inc., Class A(b)	261	43,822
Zoom Video Communications, Inc., Class A(b)	253	19,084
Zscaler, Inc.(b)	128	17,082
		5,954,841
Total Common Stocks & Other Equity Interests (Cost $12,270,759)		9,922,314
Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 3.73%(d)(e) (Cost $1,471)	1,471	1,471
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.92% (Cost $12,272,230)		9,923,785
See accompanying notes which are an integral part of this schedule.

Invesco ESG NASDAQ 100 ETF (QQMG)—(continued)
November 30, 2022
(Unaudited)
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.36%
Invesco Private Government Fund, 3.83%(d)(e)(f)	9,738	$9,738
Invesco Private Prime Fund, 4.15%(d)(e)(f)	25,907	25,912
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $35,645)		35,650
TOTAL INVESTMENTS IN SECURITIES-100.28% (Cost $12,307,875)		9,959,435
OTHER ASSETS LESS LIABILITIES-(0.28)%		(27,773)
NET ASSETS-100.00%		$9,931,662
Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2022.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value November 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$30,788	$(29,317)	$-	$-	$1,471	$29
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	20,569	54,361	(65,192)	-	-	9,738	141*
Invesco Private Prime Fund	52,891	113,151	(140,123)	5	(12)	25,912	383*
Total	$73,460	$198,300	$(234,632)	$5	$(12)	$37,121	$553

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco ESG NASDAQ Next Gen 100 ETF (QQJG)
November 30, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Communication Services-14.16%
Bilibili, Inc., ADR (China)(b)(c)	152	$2,639
DISH Network Corp., Class A(b)	716	11,492
Fox Corp., Class A	1,080	35,046
Fox Corp., Class B	855	26,095
IAC, Inc.(b)	185	9,600
Liberty Broadband Corp., Class C(b)	312	28,348
Liberty Global PLC, Class A (United Kingdom)(b)	374	7,510
Liberty Global PLC, Class C (United Kingdom)(b)	643	13,297
Liberty Media Corp.-Liberty Formula One, Class C(b)	621	37,844
News Corp., Class A	1,465	28,055
News Corp., Class B	744	14,471
Paramount Global, Class B(c)	1,988	39,919
Playtika Holding Corp.(b)	518	4,895
Roku, Inc., Class A(b)(c)	162	9,618
Take-Two Interactive Software, Inc.(b)	573	60,560
Trade Desk, Inc. (The), Class A(b)	853	44,475
ZoomInfo Technologies, Inc., Class A(b)	941	26,912
		400,776
Consumer Discretionary-14.64%
Etsy, Inc.(b)(c)	296	39,099
Expedia Group, Inc.(b)	293	31,304
Hasbro, Inc.	559	35,116
Li Auto, Inc., ADR (China)(b)(c)	656	14,432
LKQ Corp.	984	53,461
Pool Corp.	141	46,447
Tractor Supply Co.	385	87,129
Trip.com Group Ltd., ADR (China)(b)(c)	952	30,416
Ulta Beauty, Inc.(b)	166	77,165
		414,569
Consumer Staples-2.93%
Coca-Cola Europacific Partners PLC (United Kingdom)	1,562	82,926
Health Care-17.57%
10X Genomics, Inc., Class A(b)	219	8,466
Alnylam Pharmaceuticals, Inc.(b)	165	36,397
BeiGene Ltd., ADR (China)(b)(c)	83	15,904
BioMarin Pharmaceutical, Inc.(b)	343	34,636
Bio-Techne Corp.	456	38,755
Bruker Corp.	375	25,279
DENTSPLY SIRONA, Inc.	682	20,637
Guardant Health, Inc.(b)	187	9,788
Hologic, Inc.(b)	377	28,712
Horizon Therapeutics PLC(b)	148	14,843
ICON PLC(b)	312	67,217
Incyte Corp.(b)	476	37,923
Insulet Corp.(b)	132	39,517
Masimo Corp.(b)(c)	50	7,247
Novavax, Inc.(b)(c)	60	989
Repligen Corp.(b)	195	34,874
Royalty Pharma PLC, Class A	613	26,954
Sanofi, ADR (France)	679	30,793
Viatris, Inc.	1,673	18,453
		497,384
Industrials-9.56%
American Airlines Group, Inc.(b)(c)	936	13,506
C.H. Robinson Worldwide, Inc.	325	32,572
CoStar Group, Inc.(b)	697	56,485
Expeditors International of Washington, Inc.	523	60,699
J.B. Hunt Transport Services, Inc.	352	64,729
	Shares	Value
Industrials-(continued)
Lyft, Inc., Class A(b)	709	$7,955
Sunrun, Inc.(b)(c)	482	15,704
United Airlines Holdings, Inc.(b)	428	18,905
		270,555
Information Technology-39.60%
Affirm Holdings, Inc.(b)(c)	488	6,793
Akamai Technologies, Inc.(b)	428	40,600
Bentley Systems, Inc., Class B	867	34,342
CDW Corp.	551	103,941
Check Point Software Technologies Ltd. (Israel)(b)	280	37,192
Cognex Corp.	630	31,361
Coupa Software, Inc.(b)	207	13,091
Entegris, Inc.	339	26,201
F5, Inc.(b)	163	25,201
First Solar, Inc.(b)	302	52,104
Gen Digital, Inc.	2,132	48,951
Jack Henry & Associates, Inc.	236	44,687
Logitech International S.A., Class R (Switzerland)	601	36,385
Manhattan Associates, Inc.(b)	167	21,032
Monday.com Ltd.(b)	125	13,438
MongoDB, Inc.(b)	168	25,652
Monolithic Power Systems, Inc.	118	45,071
NetApp, Inc.	703	47,530
ON Semiconductor Corp.(b)	772	58,054
Open Text Corp. (Canada)	818	24,033
Paylocity Holding Corp.(b)	135	29,407
PTC, Inc.(b)	324	41,216
Qorvo, Inc.(b)	149	14,788
Seagate Technology Holdings PLC(c)	735	38,933
SolarEdge Technologies, Inc.(b)	113	33,771
SS&C Technologies Holdings, Inc.	599	32,202
Teradyne, Inc.	500	46,725
Trimble, Inc.(b)	884	52,819
Western Digital Corp.(b)	1,202	44,174
Zebra Technologies Corp., Class A(b)	190	51,353
		1,121,047
Materials-0.69%
Steel Dynamics, Inc.	188	19,539
Real Estate-0.81%
Opendoor Technologies, Inc.(b)	2,401	4,442
Zillow Group, Inc., Class A(b)	121	4,525
Zillow Group, Inc., Class C(b)(c)	370	14,053
		23,020
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.96% (Cost $3,439,611)		2,829,816
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-6.65%
Invesco Private Government Fund, 3.83%(d)(e)(f)	52,697	52,697
See accompanying notes which are an integral part of this schedule.

Invesco ESG NASDAQ Next Gen 100 ETF (QQJG)—(continued)
November 30, 2022
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.15%(d)(e)(f)	135,446	$135,473
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $188,157)		188,170
TOTAL INVESTMENTS IN SECURITIES-106.61% (Cost $3,627,768)		3,017,986
OTHER ASSETS LESS LIABILITIES-(6.61)%		(187,072)
NET ASSETS-100.00%		$2,830,914
Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2022.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$279	$6,358	$(6,637)	$-	$-	$-	$9
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	38,307	293,474	(279,084)	-	-	52,697	403*
Invesco Private Prime Fund	98,504	660,533	(623,588)	10	14	135,473	1,126*
Total	$137,090	$960,365	$(909,309)	$10	$14	$188,170	$1,538

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco NASDAQ 100 ETF (QQQM)
November 30, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Communication Services-15.36%
Activision Blizzard, Inc.	425,459	$31,462,693
Alphabet, Inc., Class A(b)	1,965,633	198,509,277
Alphabet, Inc., Class C(b)	2,020,382	204,967,754
Baidu, Inc., ADR (China)(b)	99,012	10,752,703
Charter Communications, Inc., Class A(b)	87,418	34,205,789
Comcast Corp., Class A	2,395,141	87,757,966
Electronic Arts, Inc.	151,198	19,773,675
Match Group, Inc.(b)	153,924	7,782,397
Meta Platforms, Inc., Class A(b)	1,119,505	132,213,541
NetEase, Inc., ADR (China)	88,350	6,283,452
Netflix, Inc.(b)	241,827	73,885,403
Sirius XM Holdings, Inc.(c)	2,118,039	13,746,073
T-Mobile US, Inc.(b)	682,076	103,307,231
		924,647,954
Consumer Discretionary-14.31%
Airbnb, Inc., Class A(b)(c)	217,141	22,178,782
Amazon.com, Inc.(b)	3,339,689	322,413,576
Booking Holdings, Inc.(b)	21,568	44,849,577
Dollar Tree, Inc.(b)	121,761	18,299,461
eBay, Inc.	298,801	13,577,517
JD.com, Inc., ADR (China)	274,460	15,693,623
Lucid Group, Inc.(b)(c)	912,550	9,253,257
lululemon athletica, inc.(b)	66,505	25,292,516
Marriott International, Inc., Class A	176,486	29,181,960
MercadoLibre, Inc. (Brazil)(b)	27,337	25,450,337
O’Reilly Automotive, Inc.(b)	34,446	29,779,945
Pinduoduo, Inc., ADR (China)(b)	254,578	20,885,579
Ross Stores, Inc.	190,307	22,393,425
Starbucks Corp.	624,044	63,777,297
Tesla, Inc.(b)	1,018,867	198,373,405
		861,400,257
Consumer Staples-7.05%
Costco Wholesale Corp.	240,896	129,903,168
Keurig Dr Pepper, Inc.	770,167	29,782,358
Kraft Heinz Co. (The)	666,530	26,227,956
Mondelez International, Inc., Class A	745,393	50,396,021
Monster Beverage Corp.(b)	286,527	29,472,167
PepsiCo, Inc.	750,471	139,219,875
Walgreens Boots Alliance, Inc.	470,036	19,506,494
		424,508,039
Health Care-7.48%
Align Technology, Inc.(b)	42,522	8,362,377
Amgen, Inc.	290,913	83,317,483
AstraZeneca PLC, ADR (United Kingdom)	321,936	21,881,990
Biogen, Inc.(b)	78,940	24,090,120
DexCom, Inc.(b)	213,536	24,829,966
Gilead Sciences, Inc.	681,716	59,875,116
IDEXX Laboratories, Inc.(b)(c)	45,274	19,280,838
Illumina, Inc.(b)	85,540	18,654,563
Intuitive Surgical, Inc.(b)	194,233	52,518,661
Moderna, Inc.(b)(c)	212,796	37,432,944
Regeneron Pharmaceuticals, Inc.(b)	58,325	43,842,903
Seagen, Inc.(b)	100,302	12,175,660
Vertex Pharmaceuticals, Inc.(b)	139,487	44,133,687
		450,396,308
Industrials-3.84%
Cintas Corp.	55,490	25,624,172
Copart, Inc.(b)	258,547	17,208,888
CSX Corp.	1,164,548	38,069,074
	Shares	Value
Industrials-(continued)
Fastenal Co.	312,587	$16,101,357
Honeywell International, Inc.	366,373	80,437,192
Old Dominion Freight Line, Inc.	60,776	18,391,425
PACCAR, Inc.	189,126	20,030,335
Verisk Analytics, Inc.	85,359	15,681,302
		231,543,745
Information Technology-50.49%
Adobe, Inc.(b)	254,536	87,797,102
Advanced Micro Devices, Inc.(b)	878,003	68,159,373
Analog Devices, Inc.	279,736	48,089,416
ANSYS, Inc.(b)	47,314	12,031,950
Apple, Inc.	5,268,377	779,877,847
Applied Materials, Inc.	467,925	51,284,580
ASML Holding N.V., New York Shares (Netherlands)	46,793	28,455,759
Atlassian Corp., Class A(b)	78,821	10,368,903
Autodesk, Inc.(b)	117,441	23,717,210
Automatic Data Processing, Inc.	225,968	59,687,188
Broadcom, Inc.	220,248	121,363,255
Cadence Design Systems, Inc.(b)	148,965	25,627,939
Cisco Systems, Inc.	2,252,164	111,977,594
Cognizant Technology Solutions Corp., Class A	281,577	17,516,905
Crowdstrike Holdings, Inc., Class A(b)(c)	116,809	13,742,579
Datadog, Inc., Class A(b)(c)	158,195	11,988,017
DocuSign, Inc.(b)	108,763	5,119,474
Enphase Energy, Inc.(b)	73,692	23,624,918
Fiserv, Inc.(b)	347,882	36,304,966
Fortinet, Inc.(b)(c)	428,866	22,798,517
Intel Corp.	2,233,215	67,152,775
Intuit, Inc.	153,438	62,539,794
KLA Corp.	77,086	30,306,361
Lam Research Corp.	74,511	35,197,506
Marvell Technology, Inc.	463,719	21,572,208
Microchip Technology, Inc.	300,467	23,793,982
Micron Technology, Inc.	599,960	34,587,694
Microsoft Corp.	2,444,871	623,784,387
NVIDIA Corp.	1,148,750	194,402,962
NXP Semiconductors N.V. (China)	142,854	25,119,447
Palo Alto Networks, Inc.(b)(c)	162,605	27,626,590
Paychex, Inc.	195,727	24,276,020
PayPal Holdings, Inc.(b)	628,981	49,318,400
QUALCOMM, Inc.	610,745	77,253,135
Skyworks Solutions, Inc.	87,222	8,340,168
Splunk, Inc.(b)	88,512	6,875,612
Synopsys, Inc.(b)	83,194	28,247,691
Texas Instruments, Inc.	496,983	89,685,552
VeriSign, Inc.(b)	58,375	11,663,909
Workday, Inc., Class A(b)(c)	109,328	18,356,171
Zoom Video Communications, Inc., Class A(b)(c)	136,471	10,294,008
Zscaler, Inc.(b)(c)	77,118	10,291,397
		3,040,219,261
Utilities-1.45%
American Electric Power Co., Inc.	279,411	27,046,985
Constellation Energy Corp.	177,680	17,078,602
See accompanying notes which are an integral part of this schedule.

Invesco NASDAQ 100 ETF (QQQM)—(continued)
November 30, 2022
(Unaudited)
	Shares	Value
Utilities-(continued)
Exelon Corp.	540,296	$22,352,045
Xcel Energy, Inc.	297,530	20,892,556
		87,370,188
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $7,083,606,840)		6,020,085,752
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.18%
Invesco Private Government Fund, 3.83%(d)(e)(f)	20,019,750	20,019,750
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.15%(d)(e)(f)	51,453,261	$51,463,550
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $71,478,321)		71,483,300
TOTAL INVESTMENTS IN SECURITIES-101.16% (Cost $7,155,085,161)		6,091,569,052
OTHER ASSETS LESS LIABILITIES-(1.16)%		(70,139,845)
NET ASSETS-100.00%		$6,021,429,207

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2022.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,899,314	$17,577,531	$(21,476,845)	$-	$-	$-	$19,007
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	20,827,857	152,076,366	(152,884,473)	-	-	20,019,750	269,433*
Invesco Private Prime Fund	53,557,349	310,460,070	(312,560,297)	1,841	4,587	51,463,550	724,055*
Total	$78,284,520	$480,113,967	$(486,921,615)	$1,841	$4,587	$71,483,300	$1,012,495

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco NASDAQ Future Gen 200 ETF (QQQS)
November 30, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Communication Services-1.10%
EchoStar Corp., Class A(b)	1,346	$23,420
TrueCar, Inc.(b)	11,493	28,618
		52,038
Consumer Discretionary-6.05%
BRP, Inc. (Canada)	362	27,088
Garrett Motion, Inc. (Switzerland)(b)	3,642	25,785
Gentex Corp.	907	26,212
Gentherm, Inc.(b)	419	29,996
Goodyear Tire & Rubber Co. (The)(b)	1,767	19,826
GoPro, Inc., Class A(b)	4,070	22,304
iRobot Corp.(b)	422	21,982
Sleep Number Corp.(b)	598	17,492
Sonos, Inc.(b)	1,650	28,925
Universal Electronics, Inc.(b)	1,116	24,407
VOXX International Corp.(b)	2,604	28,618
Vuzix Corp.(b)	3,297	13,748
		286,383
Consumer Staples-0.46%
22nd Century Group, Inc.(b)	18,481	21,808
Energy-1.42%
Baker Hughes Co., Class A	984	28,556
Weatherford International PLC(b)	889	38,582
		67,138
Health Care-53.90%
Accuray, Inc.(b)	10,554	21,636
Aclaris Therapeutics, Inc.(b)	1,561	23,758
Adaptimmune Therapeutics PLC, ADR(b)	12,660	27,472
Agenus, Inc.(b)	9,196	24,829
Agios Pharmaceuticals, Inc.(b)	984	29,658
Albireo Pharma, Inc.(b)	1,431	31,596
Aldeyra Therapeutics, Inc.(b)	3,517	19,695
Alphatec Holdings, Inc.(b)	3,302	33,879
Altimmune, Inc.(b)	1,123	11,174
Amarin Corp. PLC, ADR (Ireland)(b)	21,274	24,465
Amicus Therapeutics, Inc.(b)	2,210	26,741
AngioDynamics, Inc.(b)	1,119	14,491
Anika Therapeutics, Inc.(b)	1,108	34,946
Apyx Medical Corp.(b)	4,325	7,612
Arbutus Biopharma Corp.(b)	11,186	26,287
AtriCure, Inc.(b)	549	25,012
Avadel Pharmaceuticals PLC, ADR(b)	3,740	34,296
Azenta, Inc.	471	28,359
Bicycle Therapeutics PLC, ADR (United Kingdom)(b)	937	27,136
Bionano Genomics, Inc.(b)	10,121	20,343
Bluebird Bio, Inc.(b)	4,248	33,092
Cara Therapeutics, Inc.(b)	2,402	28,344
Cardiovascular Systems, Inc.(b)	1,900	26,619
Chimerix, Inc.(b)	11,273	24,462
ChromaDex Corp.(b)	17,241	29,655
ClearPoint Neuro, Inc.(b)	1,924	18,143
Clovis Oncology, Inc.(b)	22,169	7,316
Codexis, Inc.(b)	3,535	19,336
Coherus Biosciences, Inc.(b)	2,217	15,209
Compugen Ltd. (Israel)(b)	21,167	25,400
Concert Pharmaceuticals, Inc.(b)	3,762	18,133
CTI BioPharma Corp.(b)	3,946	23,755
Cymabay Therapeutics, Inc.(b)	7,017	23,717
CytomX Therapeutics, Inc.(b)	16,738	29,124
Dare Bioscience, Inc.(b)	23,256	20,700
	Shares	Value
Health Care-(continued)
Eagle Pharmaceuticals, Inc.(b)	761	$27,640
Enanta Pharmaceuticals, Inc.(b)	408	17,866
FibroGen, Inc.(b)	2,016	28,970
G1 Therapeutics, Inc.(b)	1,704	10,156
Geron Corp.(b)	9,383	21,769
Heron Therapeutics, Inc.(b)	6,069	16,447
ICU Medical, Inc.(b)	157	24,999
IGM Biosciences, Inc.(b)	1,277	28,107
ImmunoGen, Inc.(b)	4,269	22,156
Innoviva, Inc.(b)	1,886	24,763
Inovio Pharmaceuticals, Inc.(b)	10,828	22,089
Integra LifeSciences Holdings Corp.(b)	521	28,624
Intercept Pharmaceuticals, Inc.(b)	1,427	21,277
Ionis Pharmaceuticals, Inc.(b)	582	23,740
Ironwood Pharmaceuticals, Inc.(b)	2,332	28,241
KalVista Pharmaceuticals, Inc.(b)	1,550	8,354
Karyopharm Therapeutics, Inc.(b)	4,910	25,974
Lexicon Pharmaceuticals, Inc.(b)	8,999	19,258
Ligand Pharmaceuticals, Inc.(b)	272	19,829
Liquidia Corp.(b)	4,291	21,541
LivaNova PLC(b)	441	24,418
MacroGenics, Inc.(b)	6,254	40,213
MannKind Corp.(b)	6,870	32,152
Merit Medical Systems, Inc.(b)	421	30,312
Mersana Therapeutics, Inc.(b)	3,302	21,991
Merus N.V. (Netherlands)(b)	1,064	16,332
MiMedx Group, Inc.(b)	7,023	22,825
NanoString Technologies, Inc.(b)	1,830	12,792
Nektar Therapeutics(b)	6,293	17,620
NGM Biopharmaceuticals, Inc.(b)	1,803	9,971
NuVasive, Inc.(b)	582	22,605
Omeros Corp.(b)	6,150	13,161
OmniAb, Inc.(b)	1,309	4,634
OmniAb, Inc.(b)(c)	83	-
OmniAb, Inc.(b)(c)	83	-
OPKO Health, Inc.(b)	11,367	17,050
Oramed Pharmaceuticals, Inc. (Israel)(b)	2,895	24,463
OraSure Technologies, Inc.(b)	6,124	30,865
Orthofix Medical, Inc.(b)	1,245	22,398
Pacific Biosciences of California, Inc.(b)	4,269	45,892
Paratek Pharmaceuticals, Inc.(b)	9,875	21,922
PDS Biotechnology Corp.(b)	5,967	53,882
Personalis, Inc.(b)	7,485	19,012
Pieris Pharmaceuticals, Inc.(b)	16,965	16,549
Precision BioSciences, Inc.(b)	15,390	21,084
Prothena Corp. PLC (Ireland)(b)	906	56,634
PTC Therapeutics, Inc.(b)	495	20,538
Reata Pharmaceuticals, Inc., Class A(b)	1,048	41,480
Revance Therapeutics, Inc.(b)	1,260	27,355
Rigel Pharmaceuticals, Inc.(b)	17,802	11,956
Sangamo Therapeutics, Inc.(b)	4,592	16,807
Selecta Biosciences, Inc.(b)	13,182	17,268
Seres Therapeutics, Inc.(b)	4,876	31,694
Sesen Bio, Inc.(b)	35,907	19,885
SI-BONE, Inc.(b)	1,500	18,420
SIGA Technologies, Inc.	1,643	15,083
Silk Road Medical, Inc.(b)	625	33,281
Sorrento Therapeutics, Inc.(b)	12,073	15,695
Spectrum Pharmaceuticals, Inc.(b)	22,502	10,364
Standard BioTools, Inc.(b)	17,813	24,760
Supernus Pharmaceuticals, Inc.(b)	725	26,622
Surface Oncology, Inc.(b)	18,223	16,765
See accompanying notes which are an integral part of this schedule.

Invesco NASDAQ Future Gen 200 ETF (QQQS)—(continued)
November 30, 2022
(Unaudited)
	Shares	Value
Health Care-(continued)
SurModics, Inc.(b)	735	$26,556
Sutro Biopharma, Inc.(b)	4,386	32,851
Tactile Systems Technology, Inc.(b)	3,044	26,057
Theravance Biopharma, Inc.(b)	2,754	29,633
uniQure N.V. (Netherlands)(b)	1,272	33,657
UroGen Pharma Ltd.(b)	3,369	28,872
Vanda Pharmaceuticals, Inc.(b)	2,373	25,889
Varex Imaging Corp.(b)	1,175	24,957
Verastem, Inc.(b)	21,891	10,070
ViewRay, Inc.(b)	7,327	35,316
Voyager Therapeutics, Inc.(b)	4,162	24,722
Xencor, Inc.(b)	951	28,264
		2,551,784
Industrials-3.44%
AeroVironment, Inc.(b)	278	25,573
American Superconductor Corp.(b)	4,640	17,446
Astronics Corp.(b)	2,689	22,588
Interface, Inc.	2,247	24,335
Nordson Corp.	108	25,541
SunPower Corp.(b)	1,047	25,390
Westport Fuel Systems, Inc. (Canada)(b)	22,757	21,844
		162,717
Information Technology-32.65%
ADTRAN Holdings, Inc.	1,082	21,932
Aehr Test Systems(b)	1,721	44,866
Allot Ltd. (Israel)(b)	5,461	20,260
Alpha & Omega Semiconductor Ltd.(b)	642	22,521
Amkor Technology, Inc.	1,244	34,857
Atomera, Inc.(b)	1,916	16,343
Aviat Networks, Inc.(b)	802	25,231
Axcelis Technologies, Inc.(b)	371	29,628
Bel Fuse, Inc., Class B	882	30,376
Brightcove, Inc.(b)	3,740	20,682
CalAmp Corp.(b)	4,015	14,494
Cirrus Logic, Inc.(b)	323	24,131
CommScope Holding Co., Inc.(b)	2,194	19,483
CommVault Systems, Inc.(b)	457	30,162
Comtech Telecommunications Corp.	2,195	25,616
Digimarc Corp.(b)	1,406	31,326
Dropbox, Inc., Class A(b)	1,159	27,306
Edgio, Inc.(b)	6,736	9,700
EMCORE Corp.(b)	10,422	14,799
Everspin Technologies, Inc.(b)	3,398	22,971
Extreme Networks, Inc.(b)	1,749	36,677
FARO Technologies, Inc.(b)	748	22,380
Flex Ltd.(b)	1,394	30,640
Gilat Satellite Networks Ltd. (Israel)(b)	3,774	23,323
Himax Technologies, Inc., ADR (Taiwan)	4,024	29,657
Immersion Corp.(b)	4,160	30,202
Impinj, Inc.(b)	277	35,331
Infinera Corp.(b)	4,575	30,881
Inseego Corp.(b)	9,183	11,662
	Shares	Value
Information Technology-(continued)
InterDigital, Inc.	494	$24,784
IPG Photonics Corp.(b)	276	25,124
Itron, Inc.(b)	522	27,760
Kimball Electronics, Inc.(b)	1,166	26,923
Kopin Corp.(b)	18,092	29,309
Lantronix, Inc.(b)	4,092	20,951
Lattice Semiconductor Corp.(b)	464	33,793
Littelfuse, Inc.	104	25,636
LivePerson, Inc.(b)	2,137	25,088
Lumentum Holdings, Inc.(b)	302	16,592
Luna Innovations, Inc.(b)	4,366	29,514
Materialise N.V., ADR (Belgium)(b)	2,121	20,468
MaxLinear, Inc.(b)	691	25,291
MicroVision, Inc.(b)	5,123	15,523
Mitek Systems, Inc.(b)	2,429	24,849
MKS Instruments, Inc.	250	20,965
NETGEAR, Inc.(b)	1,067	21,052
nLight, Inc.(b)	1,984	21,546
OSI Systems, Inc.(b)	301	26,633
Power Integrations, Inc.	351	28,249
Quantum Corp.(b)	15,798	20,063
Rambus, Inc.(b)	965	37,037
Ribbon Communications, Inc.(b)	7,068	17,882
SecureWorks Corp., Class A(b)	2,381	17,096
Sierra Wireless, Inc. (Canada)(b)	816	23,933
Smith Micro Software, Inc.(b)	10,204	22,959
Stratasys Ltd.(b)	1,434	20,119
Synaptics, Inc.(b)	215	22,784
Turtle Beach Corp.(b)	2,637	25,183
Universal Display Corp.	224	25,227
Veeco Instruments, Inc.(b)	1,172	23,299
Verint Systems, Inc.(b)	511	20,098
Viasat, Inc.(b)	662	22,568
Viavi Solutions, Inc.(b)	1,765	19,997
		1,545,732
Materials-0.97%
Amyris, Inc.(b)	8,433	14,589
Haynes International, Inc.	626	31,275
		45,864
Total Common Stocks & Other Equity Interests (Cost $4,358,569)		4,733,464
Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 3.73%(d)(e) (Cost $1,144)	1,144	1,144
TOTAL INVESTMENTS IN SECURITIES-100.01% (Cost $4,359,713)		4,734,608
OTHER ASSETS LESS LIABILITIES-(0.01)%		(398)
NET ASSETS-100.00%		$4,734,210

See accompanying notes which are an integral part of this schedule.

Invesco NASDAQ Future Gen 200 ETF (QQQS)—(continued)
November 30, 2022
(Unaudited)
Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended November 30, 2022.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$32,145	$(31,001)	$-	$-	$1,144	$9

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2022.
The valuation policy and a listing of other significant accounting policies are available in the most recent Statement of Additional Information.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco NASDAQ Next Gen 100 ETF (QQQJ)
November 30, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Communication Services-12.37%
Bilibili, Inc., ADR (China)(b)(c)	88,217	$1,531,447
DISH Network Corp., Class A(b)	198,602	3,187,562
Fox Corp., Class A	208,542	6,767,188
Fox Corp., Class B	165,100	5,038,852
IAC, Inc.(b)	56,741	2,944,290
Liberty Broadband Corp., Class C(b)	89,695	8,149,688
Liberty Global PLC, Class A (United Kingdom)(b)	117,967	2,368,777
Liberty Global PLC, Class C (United Kingdom)(b)	203,062	4,199,322
Liberty Media Corp.-Liberty Formula One, Class C(b)	140,487	8,561,278
News Corp., Class A	262,373	5,024,443
News Corp., Class B(c)	133,247	2,591,654
Paramount Global, Class B(c)	413,987	8,312,859
Playtika Holding Corp.(b)	245,719	2,322,045
Roku, Inc., Class A(b)(c)	82,156	4,877,602
Take-Two Interactive Software, Inc.(b)	113,422	11,987,571
Trade Desk, Inc. (The), Class A(b)	302,130	15,753,058
ZoomInfo Technologies, Inc., Class A(b)	274,511	7,851,015
		101,468,651
Consumer Discretionary-13.68%
Caesars Entertainment, Inc.(b)	145,897	7,413,027
DraftKings, Inc., Class A(b)(c)	305,208	4,675,786
Etsy, Inc.(b)(c)	86,143	11,378,629
Expedia Group, Inc.(b)	103,449	11,052,491
Hasbro, Inc.	93,962	5,902,693
Li Auto, Inc., ADR (China)(b)(c)	255,427	5,619,394
LKQ Corp.	186,699	10,143,357
Penn Entertainment, Inc.(b)(c)	107,895	3,796,825
Pool Corp.	26,943	8,875,294
Tractor Supply Co.	75,533	17,093,873
Trip.com Group Ltd., ADR (China)(b)(c)	315,691	10,086,327
Ulta Beauty, Inc.(b)	34,849	16,199,209
		112,236,905
Consumer Staples-2.01%
Coca-Cola Europacific Partners PLC (United Kingdom)	310,816	16,501,222
Energy-2.13%
Diamondback Energy, Inc.	118,021	17,469,468
Health Care-22.47%
10X Genomics, Inc., Class A(b)	64,672	2,500,220
Alnylam Pharmaceuticals, Inc.(b)	81,673	18,016,247
BeiGene Ltd., ADR (China)(b)(c)	32,905	6,304,927
BioMarin Pharmaceutical, Inc.(b)	126,202	12,743,878
BioNTech SE, ADR (Germany)	59,953	10,013,350
Bio-Techne Corp.	106,736	9,071,493
Bruker Corp.	100,800	6,794,928
DENTSPLY SIRONA, Inc.	146,604	4,436,237
Guardant Health, Inc.(b)(c)	69,561	3,640,823
Hologic, Inc.(b)	169,878	12,937,908
Horizon Therapeutics PLC(b)(c)	156,767	15,722,162
ICON PLC(b)	55,475	11,951,534
Incyte Corp.(b)	151,345	12,057,656
Insulet Corp.(b)	47,219	14,135,952
Masimo Corp.(b)(c)	35,744	5,180,735
Novavax, Inc.(b)(c)	53,226	877,697
Repligen Corp.(b)(c)	37,753	6,751,747
Royalty Pharma PLC, Class A	297,441	13,078,481
	Shares	Value
Health Care-(continued)
Sanofi, ADR (France)	197,906	$8,975,037
Viatris, Inc.	825,076	9,100,588
		184,291,600
Industrials-10.80%
American Airlines Group, Inc.(b)(c)	442,169	6,380,499
Axon Enterprise, Inc.(b)	48,363	8,900,243
C.H. Robinson Worldwide, Inc.	84,295	8,448,045
CoStar Group, Inc.(b)	269,419	21,833,716
Expeditors International of Washington, Inc.	111,321	12,919,915
J.B. Hunt Transport Services, Inc.	70,635	12,989,070
Lyft, Inc., Class A(b)	234,169	2,627,376
Sunrun, Inc.(b)(c)	144,316	4,701,815
United Airlines Holdings, Inc.(b)	222,323	9,820,007
		88,620,686
Information Technology-32.90%
Affirm Holdings, Inc.(b)(c)	155,793	2,168,639
Akamai Technologies, Inc.(b)	108,165	10,260,532
AppLovin Corp., Class A(b)(c)	198,649	2,862,532
Bentley Systems, Inc., Class B	188,328	7,459,672
CDW Corp.	92,030	17,360,539
Check Point Software Technologies Ltd. (Israel)(b)	85,339	11,335,579
Cognex Corp.	117,991	5,873,592
Coupa Software, Inc.(b)	51,405	3,250,852
Entegris, Inc.(c)	101,364	7,834,423
F5, Inc.(b)	40,521	6,264,952
First Solar, Inc.(b)	72,536	12,514,636
Gen Digital, Inc.	443,204	10,175,964
Jack Henry & Associates, Inc.	49,610	9,393,653
Logitech International S.A., Class R (Switzerland)(c)	111,345	6,740,826
Manhattan Associates, Inc.(b)	42,678	5,374,867
Monday.com Ltd.(b)	30,684	3,298,530
MongoDB, Inc.(b)	46,352	7,077,487
Monolithic Power Systems, Inc.	31,834	12,159,315
NetApp, Inc.	147,898	9,999,384
ON Semiconductor Corp.(b)	294,788	22,168,058
Open Text Corp. (Canada)	183,590	5,393,874
Paylocity Holding Corp.(b)	37,607	8,191,933
PTC, Inc.(b)	79,923	10,167,005
Qorvo, Inc.(b)	70,219	6,969,236
Seagate Technology Holdings PLC(c)	142,042	7,523,965
SolarEdge Technologies, Inc.(b)	37,852	11,312,449
SS&C Technologies Holdings, Inc.	173,522	9,328,543
Teradyne, Inc.	106,678	9,969,059
Trimble, Inc.(b)	168,514	10,068,711
Western Digital Corp.(b)	213,992	7,864,206
Zebra Technologies Corp., Class A(b)	35,238	9,524,127
		269,887,140
Materials-1.58%
Steel Dynamics, Inc.	124,259	12,914,238
Real Estate-0.83%
Opendoor Technologies, Inc.(b)(c)	427,919	791,650
Zillow Group, Inc., Class A(b)	40,129	1,500,825
Zillow Group, Inc., Class C(b)(c)	119,739	4,547,687
		6,840,162
See accompanying notes which are an integral part of this schedule.

Invesco NASDAQ Next Gen 100 ETF (QQQJ)—(continued)
November 30, 2022
(Unaudited)
	Shares	Value
Utilities-1.17%
Alliant Energy Corp.	170,734	$9,612,324
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $1,037,740,129)		819,842,396
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-12.64%
Invesco Private Government Fund, 3.83%(d)(e)(f)	29,039,081	29,039,081
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.15%(d)(e)(f)	74,637,547	$74,652,472
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $103,678,782)		103,691,553
TOTAL INVESTMENTS IN SECURITIES-112.58% (Cost $1,141,418,911)		923,533,949
OTHER ASSETS LESS LIABILITIES-(12.58)%		(103,170,972)
NET ASSETS-100.00%		$820,362,977

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2022.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$1,770,003	$(1,770,003)	$-	$-	$-	$1,900
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	29,805,913	85,332,935	(86,099,767)	-	-	29,039,081	229,018*
Invesco Private Prime Fund	85,560,046	165,984,402	(176,905,972)	4,587	9,409	74,652,472	634,340*
Total	$115,365,959	$253,087,340	$(264,775,742)	$4,587	$9,409	$103,691,553	$865,258

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
November 30, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco ESG NASDAQ 100 ETF
Investments in Securities
Common Stocks & Other Equity Interests	$9,922,314	$-	$-	$9,922,314
Money Market Funds	1,471	35,650	-	37,121
Total Investments	$9,923,785	$35,650	$-	$9,959,435
Invesco ESG NASDAQ Next Gen 100 ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,829,816	$-	$-	$2,829,816
Money Market Funds	-	188,170	-	188,170
Total Investments	$2,829,816	$188,170	$-	$3,017,986
Invesco NASDAQ 100 ETF
Investments in Securities
Common Stocks & Other Equity Interests	$6,020,085,752	$-	$-	$6,020,085,752
Money Market Funds	-	71,483,300	-	71,483,300
Total Investments	$6,020,085,752	$71,483,300	$-	$6,091,569,052
Invesco NASDAQ Future Gen 200 ETF
Investments in Securities
Common Stocks & Other Equity Interests	$4,733,464	$-	$0	$4,733,464
Money Market Funds	1,144	-	-	1,144
Total Investments	$4,734,608	$-	$0	$4,734,608
Invesco NASDAQ Next Gen 100 ETF
Investments in Securities
Common Stocks & Other Equity Interests	$819,842,396	$-	$-	$819,842,396
Money Market Funds	-	103,691,553	-	103,691,553
Total Investments	$819,842,396	$103,691,553	$-	$923,533,949